NET LOSS PER COMMON SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
NET LOSS PER COMMON SHARE
8. NET LOSS PER COMMON SHARE
Basic and diluted net loss per common share for the three months ended March 31, 2026 and 2025 was calculated as follows:

	FOR THE THREE MONTHS ENDED MARCH 31,
(in thousands except share and per share amounts)	2026	2025
Net loss	$(8,278)	$(9,439)
Weighted-average number of common shares outstanding, basic and diluted	5,688,584	5,597,528
Net loss per common share, basic and diluted	$(1.46)	$(1.69)
Basic net loss per share of common stock is based on the weighted-average number of shares of common stock outstanding during the period.
Pre-funded
warrants to purchase 416,673 shares of common stock that were issued in connection with the November 2022 follow-on
offering are included in the weighted-average number of common shares outstanding for the three months ended March 31, 2026 and 2025. The weighted- average number of common shares outstanding diluted for the three months ended March 31, 2026 and 2025 excluded approximately 0.7 million and 0.9 million stock options and nonvested restricted stock awards and units, respectively, which were not dilutive
.

11. NET LOSS PER COMMON SHARE
Basic and diluted loss per common share were calculated as follows:

	FOR THE YEAR ENDED DECEMBER 31,
(in thousands except share and per share amounts)	2025	2024
Net loss	$(8,978)	$(57,775)
Weighted-average number of common shares outstanding, basic and diluted	5,629,370	5,443,332

Net loss per common share, basic and diluted	$(1.59)	$(10.61)

Basic net loss per share of common stock is based on the weighted-average number of shares of common stock outstanding during the period.
Pre-funded
warrants to purchase 416,673 shares of common stock that were issued in connection with the November 2022 follow-on
offering were included in the weighted-average number of common shares outstanding for the years ended December 31, 2025 and 2024, respectively. The weighted-average number of common shares outstanding diluted for the years ended December 31, 2025 and 2024 both exclude approximately $0.7 million stock options and nonvested restricted stock awards and units, which were not dilutive.